SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves, And Other Equity Interest [Abstract]
Disclosure of classes of share capital

	2017		2016
	Shares (millions)	Amount (US $ millions)	Shares (millions)	Amount (US $ millions)
Common shares outstanding, beginning of year	85.8	$1,341	85.4	$1,334
Issuance of common shares upon exercise of options and Dividend Reinvestment Plan	0.6	9	0.4	7
Common shares outstanding, end of year	86.4	$1,350	85.8	$1,341

Disclosure of number and weighted average exercise prices of share options

	2017		2016
	Options (millions)	Weighted Average Exercise Price (C $)	Options (millions)	Weighted Average Exercise Price (C $)
Balance, beginning of year	1.8	$25.28	2.3	$24.79
Options granted	0.2	34.96	—	—
Options exercised	(0.6)	15.16	(0.4)	14.93
Options expired	—	—	(0.1)	111.30
Balance, end of year	1.4	$27.23	1.8	$25.28
Exercisable at year-end	0.8	$25.03	1.2	$25.18

Disclosure of significant assumptions used to estimate fair value of options granted
The table below outlines the significant assumptions used during the period to estimate the fair value of options granted:

	2017	2016
Risk-free interest rate	1.1%	—
Expected volatility	30%	—
Dividend yield	1.1%	—
Expected option life (years)	5	—
Share price (in Canadian dollars)	$37.72	—
Exercise price (in Canadian dollars)	$34.96	—
Weighted average fair value per option granted (in Canadian dollars)	$ 7.47	—

Disclosure of range of exercise prices of outstanding share options
The following table summarizes the weighted average exercise prices and the weighted average remaining contractual life of the stock options outstanding at December 31, 2017:

		Options Outstanding		Options Exercisable
Range of Exercise Prices (C $)	Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C $)	Options	Weighted Average Exercise Price (C $)
$6.50–$10.00	157,000	4.08	$9.96	157,000	$9.96
$10.01–$15.00	129,862	2.98	14.58	129,862	14.58
$15.01–$20.00	108,210	2.22	18.04	108,210	18.04
$20.01–$25.00	11,409	6.45	21.44	11,409	21.44
$25.01–$30.00	457,420	7.42	27.25	172,420	27.32
$30.01–$35.00	458,696	7.16	32.35	158,702	30.53
$60.90	90,630	0.10	60.90	90,630	60.90
	1,413,227	6.00	$27.23	828,233	$25.03

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes the weighted average exercise prices and the weighted average remaining contractual life of the stock options outstanding at December 31, 2017:

		Options Outstanding		Options Exercisable
Range of Exercise Prices (C $)	Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C $)	Options	Weighted Average Exercise Price (C $)
$6.50–$10.00	157,000	4.08	$9.96	157,000	$9.96
$10.01–$15.00	129,862	2.98	14.58	129,862	14.58
$15.01–$20.00	108,210	2.22	18.04	108,210	18.04
$20.01–$25.00	11,409	6.45	21.44	11,409	21.44
$25.01–$30.00	457,420	7.42	27.25	172,420	27.32
$30.01–$35.00	458,696	7.16	32.35	158,702	30.53
$60.90	90,630	0.10	60.90	90,630	60.90
	1,413,227	6.00	$27.23	828,233	$25.03

Disclosure of accumulated other comprehensive income (loss)

(US $ millions)	Dec 31, 2017	Dec 31, 2016
Foreign currency translation loss on investment in foreign operations, net of tax of $(5) (December 31, 2016 – $(3))	$(138)	$(167)
Net loss on hedge of net investment in foreign operations, net of tax of $3 (December 31, 2016 – $3)	(8)	(8)
Actuarial loss on defined benefit pension obligation, net of tax of $9 (December 31, 2016 – $9)	(30)	(27)
Accumulated other comprehensive loss, net of tax	$(176)	$(202)